Acquisitions and Deconsolidation of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions and Deconsolidation of Subsidiary [Abstract]
Summary of purchase prices for acquisitions
The final purchase consideration for the 2012 acquisitions of TNS, the ADEX Entities and ERFS were calculated as follows:

	TNS	ADEX Entities	ERFS
Cash	$700,000	$12,819,594	$-
Promissory notes	-	2,378,668	-
Contingent consideration/working capital adjustment	259,550	2,123,210	2,463,899
Preferred stock, based on OPM backsolve method	4,026,822	-	4,187,151
Common stock, based on redemption value	500,000	-	-
Total purchase price	$5,486,372	$17,321,472	$6,651,050

The final purchase consideration for the 2013 acquisition of the AWS Entities was calculated as follows:

Cash	$500,000
Common stock, based on redemption value	2,607,804
Promissory notes	2,107,804
Working capital note	1,033,743
Contingent consideration	2,510,746
Total consideration	$8,760,097

Summary of purchase price allocation
The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	TNS	ADEX Entities		ERFS
Current assets	$474,732		$5,801,858		$798,135
Goodwill	4,002,654	10,474,212		4,863,149
Intangible assets:
Customer list / relationships	1,790,048		3,309,143		1,967,000
URL's	2,552		2,552		-
Tradenames	347,182		2,888,382		361,000
Non-competes	79,670		116,047		-
Property and equipment	14,224		75,849		185,271
Deposits	-		12,227		63,493
Current liabilities	(254,807)		(1,053,398)		(1,135,872)
Notes payable - bank	-		-		(392,259)
Notes payable - related party	-		-		(8,700)
Notes payable - other	-		-		(50,167)
Long-term deferred tax liability	(969,883)		(4,305,400)		-
Total allocation of purchase consideration	$5,486,372		$17,321,472		$6,651,050

              The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

Current assets	$2,676,922
Goodwill	2,249,477
Intangible assets:
Customer list / relationships	3,381,000
Trade names	884,000
Non-compete	371,000
Property and equipment	207,566
Other assets	9,832
Current liabilities	(1,019,700)
Total allocation of purchase consideration	$8,760,097

Unaudited proforma results of operations
	Pro Forma Results (Unaudited)
	Year Ended December 31,
	2013	2012
Revenue	$54,072,078	$49,782,343

Net loss	$(27,079,959)	$(1,298,960)

Basic and diluted loss per share	$(8.36)	$(0.78)

Summary of revenues and earnings (loss) of acquired companies	2013 Acquisitions
AWS Entities
Revenues	$7,508,928

Income	$1,363,796
  2012 Acquisitions
	ADEX Entities	TNS	ERFS
Revenues	$10,577,197	$1,042,367	$146,036

Income	$807,832	$78,404	$46,598

Summary of operations of subsidiary
January 1, 2012 through
September 12, 2012
Revenue	$1,691,956

Gross margin	139,675

Loss from operations	(473,918)

Interest expense	(251,412)

Net loss	$(725,330)